UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Quality Preferred Income Fund 2 (JPS)
April 30, 2015 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS – 137.5% (99.5% of Total Investments)
	CONVERTIBLE PREFERRED SECURITIES – 0.4% (0.3% of Total Investments)
	Banks – 0.4%
4,300	Wells Fargo & Company	7.500%		BBB	$ 5,240,625
	Total Convertible Preferred Securities (cost $5,004,125)				5,240,625

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 46.7% (33.8% of Total Investments)
	Banks – 8.0%
23,180	Bank of America Corporation	6.500%		BB	$ 598,044
150,000	Barclays Bank PLC	8.125%		BB+	3,921,000
270,825	Citigroup Capital XIII	7.875%		BBB-	7,011,659
411,100	Citigroup Inc.	6.875%		BB+	11,190,142
1,200	Citigroup Inc.	5.800%		BB+	30,228
117,000	City National Corporation	5.500%		Baa3	2,885,220
60,000	Fifth Third Bancorp.	6.625%		BB+	1,687,800
146,500	First Naigara Finance Group	8.625%		BB-	4,050,725
417,415	HSBC Holdings PLC	8.000%		BBB+	10,961,318
102,700	HSBC Holdings PLC	6.200%		Baa2	2,607,553
40,100	HSBC USA Inc.	6.500%		BBB+	1,021,748
100,000	HSBC USA Inc.	4.500%		Baa1	2,565,000
74,000	HSBC USA Inc.	2.858%		BBB+	3,718,500
12,636	JPMorgan Chase & Company	6.300%		BBB-	326,262
82,300	JPMorgan Chase & Company	5.500%		BBB-	2,024,580
1,214,400	PNC Financial Services	6.125%		BBB-	34,076,064
100,990	Royal Bank of Scotland Group PLC	6.750%		B+	2,547,978
170,000	Wells Fargo & Company	5.850%		BBB	4,472,700
	Total Banks				95,696,521
	Capital Markets – 4.6%
60,000	Affiliated Managers Group Inc.	6.375%		BBB+	1,575,000
1,284,535	Deutsche Bank Capital Funding Trust II	6.550%		BBB-	34,438,383
47,579	Deutsche Bank Contingent Capital Trust III	7.600%		BBB-	1,336,970
333,629	Goldman Sachs Group, Inc.	5.500%		BB	8,287,344
790	Morgan Stanley	7.125%		BB	22,397
30,796	Morgan Stanley Capital Trust III	6.250%		Ba1	787,146
2,800	Morgan Stanley Capital Trust V	5.750%		Ba1	70,840
1,800	Morgan Stanley Capital Trust VIII	6.450%		Ba1	45,594
146,300	State Street Corporation	6.000%		BBB	3,730,650
37,600	State Street Corporation	5.900%		BBB	1,012,568
180,922	State Street Corporation	5.250%		BBB	4,479,629
	Total Capital Markets				55,786,521
	Diversified Financial Services – 4.4%
324,100	General Electric Capital Corporation	4.875%		AA+	8,300,201
90,393	General Electric Capital Corporation	4.875%		AA+	2,328,524
140,372	General Electric Capital Corporation	4.700%		AA+	3,603,349
768,094	ING Groep N.V	7.200%		Ba1	19,686,249
728,846	ING Groep N.V	7.050%		Ba1	18,651,169
	Total Diversified Financial Services				52,569,492
	Diversified Telecommunication Services – 3.1%
184,004	Qwest Corporation	7.500%		BBB-	4,894,506
96,790	Qwest Corporation	7.375%		BBB-	2,537,834
383,205	Qwest Corporation	7.000%		BBB-	10,055,299
26,600	Qwest Corporation	7.000%		BBB-	699,846
216,000	Qwest Corporation	6.875%		BBB-	5,754,240
296,095	Qwest Corporation	6.125%		BBB-	7,482,321
234,900	Verizon Communications Inc.	5.900%		A-	6,297,669
	Total Diversified Telecommunication Services				37,721,715
	Electric Utilities – 3.1%
360,400	Alabama Power Company, (3)	6.450%		A3	9,753,325
72,419	Duke Energy Capital Trust II	5.125%		Baa1	1,817,717
12,952	Entergy Arkansas Inc.	5.750%		A-	326,649
194,200	Entergy Arkansas Inc.	4.750%		A-	4,668,568
60,296	Entergy Louisiana LLC	5.875%		A2	1,544,784
25,000	Entergy Louisiana LLC	5.250%		A2	629,000
56,142	Entergy Louisiana LLC	4.700%		A2	1,355,829
10,000	Gulf Power Company, (3)	5.600%		BBB+	1,002,206
152,000	Integrys Energy Group Inc.	6.000%		Baa1	4,160,240
145,100	Interstate Power and Light Company	5.100%		BBB	3,666,677
80,146	NextEra Energy Inc.	5.700%		BBB	2,030,900
152,000	NextEra Energy Inc.	5.625%		BBB	3,841,040
51,349	NextEra Energy Inc.	5.125%		BBB	1,259,591
28,540	NextEra Energy Inc.	5.000%		BBB	686,958
	Total Electric Utilities				36,743,484
	Food Products – 0.5%
53,400	Dairy Farmers of America Inc., 144A, (3)	7.875%		Baa3	5,677,088
	Insurance – 12.0%
1,717,889	Aegon N.V	6.375%		Baa1	43,703,096
490,320	Aflac Inc.	5.500%		BBB+	12,351,161
175,500	Allstate Corporation	6.625%		BBB-	4,752,540
393,000	Allstate Corporation	5.100%		Baa1	10,276,950
147,456	American Financial Group	6.250%		Baa2	3,892,838
301,725	Arch Capital Group Limited	6.750%		BBB	8,149,592
74,981	Aspen Insurance Holdings Limited	7.250%		BBB-	1,989,996
210,600	Aspen Insurance Holdings Limited	5.950%		BBB-	5,418,738
496,950	Axis Capital Holdings Limited	6.875%		BBB	13,293,413
235,870	Axis Capital Holdings Limited	5.500%		BBB	5,828,348
409,482	Delphi Financial Group, Inc., (3)	7.376%		BBB-	10,185,863
17,249	PartnerRe Limited	7.250%		BBB+	457,099
29,905	PartnerRe Limited	5.875%		BBB+	752,410
4,000	Protective Life Corporation	6.250%		BBB	103,400
317,875	Prudential PLC	6.750%		A-	8,271,108
280,000	Reinsurance Group of America Inc.	6.200%		BBB	8,027,600
74,028	RenaissanceRe Holdings Limited	5.375%		BBB+	1,817,387
125,600	Torchmark Corporation	5.875%		BBB+	3,253,040
79,181	W.R. Berkley Corporation	5.625%		BBB-	1,971,607
	Total Insurance				144,496,186
	Machinery – 1.1%
520,581	Stanley, Black, and Decker Inc.	5.750%		BBB+	13,175,905
	Media – 0.2%
75,680	Comcast Corporation	5.000%		A-	1,950,274
	Multi-Utilities – 0.2%
109,804	DTE Energy Company	5.250%		Baa1	2,752,786
	Real Estate Investment Trust – 7.1%
5,000	Alexandria Real Estate Equities Inc., Series B	6.450%		Baa3	130,350
100,000	DDR Corporation	6.250%		Baa3	2,558,000
88,467	Digital Realty Trust Inc.	7.375%		Baa3	2,404,533
15,675	Digital Realty Trust Inc.	7.000%		Baa3	403,004
69,868	Digital Realty Trust Inc.	5.875%		Baa3	1,708,273
3,203	Health Care REIT, Inc.	6.500%		Baa3	82,798
321,594	Hospitality Properties Trust	7.125%		Baa3	8,300,341
58,372	Kimco Realty Corporation,	6.900%		Baa2	1,490,821
7,961	Kimco Realty Corporation,	6.000%		Baa2	201,811
253,032	Kimco Realty Corporation,	5.625%		Baa2	6,224,587
133,372	National Retail Properties Inc.	6.625%		Baa2	3,487,678
82,301	Prologis Inc., (3)	8.540%		BBB-	5,298,127
152,633	PS Business Parks, Inc.	6.450%		Baa2	3,944,037
494,061	PS Business Parks, Inc.	6.000%		Baa2	12,445,395
8,418	PS Business Parks, Inc.	5.750%		Baa2	208,177
15,300	PS Business Parks, Inc.	5.700%		Baa2	375,921
3,400	Public Storage, Inc.	6.500%		A	88,094
220,000	Public Storage, Inc., (4)	6.375%		A	5,874,000
2,000	Public Storage, Inc.	6.000%		A	51,720
196,229	Public Storage, Inc., (4)	5.900%		A	5,007,764
105,000	Public Storage, Inc.	5.875%		A	2,690,625
203,125	Public Storage, Inc.	5.750%		A	5,108,594
20,000	Public Storage, Inc.	5.625%		A	500,200
139,683	Public Storage, Inc.	5.200%		A3	3,378,932
95,600	Public Storage, Inc.	5.200%		A	2,303,960
183,646	Realty Income Corporation	6.625%		Baa2	4,822,544
146,600	Regency Centers Corporation	6.625%		Baa3	3,794,008
3,948	Senior Housing Properties Trust	5.625%		BBB-	97,318
116,643	Ventas Realty LP	5.450%		BBB+	2,917,241
	Total Real Estate Investment Trust				85,898,853
	U.S. Agency – 2.2%
60,500	AgriBank FCB, (3)	6.875%		BBB+	6,327,925
50,000	Cobank Agricultural Credit Bank, (3)	6.200%		BBB+	5,132,815
144,000	Farm Credit Bank of Texas, 144A, (3)	6.750%		Baa1	14,881,507
	Total U.S. Agency				26,342,247
	Wireless Telecommunication Services – 0.2%
2,150	Telephone and Data Systems Inc.	7.000%		BB+	55,470
81,428	Telephone and Data Systems Inc.	6.875%		BB+	2,064,200
5,000	Telephone and Data Systems Inc.	6.625%		BB+	126,350
	Total Wireless Telecommunication Services				2,246,020
	Total $25 Par (or similar) Retail Preferred (cost $532,448,897)				561,057,092

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 7.0% (5.1% of Total Investments)
	Banks – 2.7%
$ 1,000	Den Norske Bank	0.563%	2/18/35	Baa3	$ 637,684
1,000	Den Norske Bank	0.482%	2/24/37	Baa3	634,750
19,000	JPMorgan Chase & Company	6.750%	12/31/49	BBB-	20,753,700
7,600	Nordea Bank AB, 144A	5.500%	9/23/49	BBB	7,723,880
2,000	Societe Generale, Reg S	8.250%	12/31/49	BB+	2,125,000
30,600	Total Banks				31,875,014
	Capital Markets – 1.0%
8,500	Credit Suisse Group AG, 144A	6.500%	8/08/23	BBB+	9,705,342
1,700	Macquarie Bank Limited, Reg S	10.250%	6/20/57	BB+	1,904,000
10,200	Total Capital Markets				11,609,342
	Construction & Engineering – 0.7%
7,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	7,967,475
	Electric Utilities – 0.2%
2,900	WPS Resource Corporation	6.110%	12/01/16	Baa1	2,845,625
	Insurance – 1.1%
2,800	AIG Life Holdings Inc., 144A	7.570%	12/01/45	BBB	3,787,000
1,700	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	2,183,975
6,300	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	7,575,750
10,800	Total Insurance				13,546,725
	Multi-Utilities – 1.2%
11,100	RWE AG, Reg S	7.000%	10/12/72	BBB-	11,965,800
2,000	Wisconsin Energy Corporation	6.250%	5/15/67	A3	1,985,000
13,100	Total Multi-Utilities				13,950,800
	Wireless Telecommunication Services – 0.1%
1,600	Koninklijke KPN NV, 144A	7.000%	3/28/73	BB	1,722,000
$ 76,700	Total Corporate Bonds (cost $78,518,299)				83,516,981

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 82.1% (59.4% of Total Investments)
	Banks – 26.2%
10,980	Bank of America Corporation	8.125%	N/A (5)	BB	$ 11,858,400
2,394	Bank of America Corporation	8.000%	N/A (5)	BB	2,558,588
9,500	Bank of America Corporation	6.500%	N/A (5)	BB	10,093,750
3,400	Bank One Capital III	8.750%	9/01/30	Baa2	4,977,172
1,600	Barclays Bank PLC, 144A	6.860%	N/A (5)	BBB-	1,816,000
10,500	Barclays PLC	8.250%	N/A (5)	BB+	11,184,579
17,575	Barclays PLC	7.434%	N/A (5)	BB+	17,423,908
1,200	Chase Capital Trust II, Series B	0.725%	2/01/27	Baa2	1,026,000
20,000	Chase Capital Trust III, Series C	0.777%	3/01/27	Baa2	17,050,000
5,400	Citigroup Capital III	7.625%	12/01/36	BBB-	6,876,338
6,000	Citigroup Inc.	8.400%	N/A (5)	BB+	6,852,000
5,500	Citigroup Inc.	5.950%	N/A (5)	BB+	5,479,375
5,500	Citizens Financial Group Inc., 144A	5.500%	N/A (5)	BB+	5,438,125
3,000	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	3,207,984
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	Baa1	23,201,898
4,300	Fulton Capital Trust I	6.290%	2/01/36	Baa3	4,267,750
10,000	Groupe BCPE	3.300%	N/A (5)	BBB-	8,350,000
10,500	HSBC Bank PLC	0.688%	N/A (5)	A3	6,446,265
5,500	HSBC Bank PLC	0.600%	N/A (5)	A3	3,400,375
13,550	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	BBB+	20,663,750
6,852	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB	6,973,280
2,800	JP Morgan Chase Capital XXIII	1.257%	5/15/47	Baa2	2,257,500
7,800	JPMorgan Chase & Company	6.000%	N/A (5)	BBB-	8,014,500
1,400	JPMorgan Chase & Company	5.150%	N/A (5)	BBB-	1,357,125
6,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	7,583,964
1,802	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB	1,923,635
6,350	Lloyd’s Banking Group PLC, 144A	6.657%	N/A (5)	Ba2	7,254,875
2,750	Lloyd’s Banking Group PLC, 144A	5.920%	N/A (5)	Ba2	2,770,625
26,000	M&T Bank Corporation, (6)	6.875%	N/A (5)	BBB-	26,780,000
6,200	M&T Bank Corporation	6.375%	N/A (5)	Baa2	6,341,438
6,000	National Australia Bank	8.000%	N/A (5)	Baa1	6,480,000
3,700	Nordea Bank AB, 144A	6.125%	N/A (5)	BBB	3,834,125
20,000	PNC Financial Services Inc.	6.750%	N/A (5)	BBB-	22,480,000
3,400	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB-	4,335,000
2,000	Societe Generale, 144A	7.875%	N/A (5)	BB+	2,075,000
800	Societe Generale, 144A	1.006%	N/A (5)	BB+	738,000
2,000	Societe Generale, Reg S	7.875%	N/A (5)	BB+	2,075,000
6,450	Standard Chartered PLC, 144A	7.014%	N/A (5)	Baa2	7,320,750
20,000	Wells Fargo & Company	7.980%	N/A (5)	BBB	22,000,000
	Total Banks				314,767,074
	Capital Markets – 5.2%
9,000	Bank of New York Mellon Corporation	4.950%	N/A (5)	BBB	8,999,064
11,000	Charles Schwab Corporation	7.000%	N/A (5)	BBB	13,007,500
14,600	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	15,622,000
6,300	Credit Suisse Guernsey, Reg S	7.875%	2/24/41	BBB-	6,670,125
750	Goldman Sachs Group Inc.	5.700%	N/A (5)	BB+	753,750
1,200	Macquarie PMI LLC	8.375%	N/A (5)	Ba1	1,240,801
4,000	Morgan Stanley	5.550%	N/A (5)	BB	4,020,000
14,686	State Street Capital Trust IV	1.270%	6/01/77	A3	12,629,960
	Total Capital Markets				62,943,200
	Diversified Financial Services – 7.0%
2,861	Countrywide Capital Trust III, Series B	8.050%	6/15/27	Ba1	3,620,607
2,800	General Electric Capital Corporation	6.375%	11/15/67	A+	3,059,000
35,500	General Electric Capital Corporation, (4)	7.125%	N/A (5)	A+	41,268,750
3,200	General Electric Capital Corporation	6.250%	N/A (5)	A+	3,600,000
2,300	ING US Inc.	5.650%	5/15/53	Baa3	2,409,250
23,730	Rabobank Nederland, 144A	11.000%	N/A (5)	Baa1	30,493,050
	Total Diversified Financial Services				84,450,657
	Electric Utilities – 2.4%
15,900	Electricite de France, 144A	5.250%	N/A (5)	A-	16,655,250
5,000	FPL Group Capital Inc.	6.650%	6/15/67	BBB	4,950,150
7,700	PPL Capital Funding Inc.	6.700%	3/30/67	BB+	7,125,195
	Total Electric Utilities				28,730,595
	Industrial Conglomerates – 0.2%
1,600	General Electric Capital Trust I	6.375%	11/15/67	A+	1,748,000
	Insurance – 35.0%
6,200	AG Insurance SA/NV, Reg S	6.750%	N/A (5)	BBB+	6,764,200
6,400	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	8,992,000
2,000	Allstate Corporation	5.750%	8/15/53	Baa1	2,180,000
1,200	Allstate Corporation	6.500%	5/15/57	Baa1	1,397,400
6,805	American International Group, Inc.	8.175%	5/15/58	BBB	9,424,925
11,350	AXA SA	8.600%	12/15/30	A3	15,884,107
9,450	AXA SA, 144A	6.380%	N/A (5)	Baa1	10,595,813
17,159	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	16,086,563
6,500	Dai-Ichi Life Insurance Company Ltd, 144A	7.250%	N/A (5)	A-	7,816,250
2,500	Dai-Ichi Life Insurance Company Ltd, 144A	5.100%	N/A (5)	A-	2,737,500
1,200	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	BBB	1,219,500
16,150	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BBB-	15,100,250
2,600	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	2,962,479
6,600	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A-	6,789,750
2,488	Hartford Financial Services Group Inc.	8.125%	6/15/38	BBB-	2,813,928
10,481	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	12,892,678
13,669	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	14,096,156
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,387,500
16,600	MetLife Capital Trust IV, 144A, (6)	7.875%	12/15/37	BBB	21,995,000
31,100	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	46,416,750
23,754	National Financial Services Inc.	6.750%	5/15/37	Baa2	25,298,010
8,200	Nippon Life Insurance Company, 144A	5.100%	10/16/44	A-	8,958,500
4,200	Oil Insurance Limited, 144A	3.255%	N/A (5)	Baa1	3,612,000
3,750	Provident Financing Trust I	7.405%	3/15/38	Baa3	4,405,264
1,135	Prudential Financial Inc.	8.875%	6/15/38	BBB+	1,328,518
6,400	Prudential Financial Inc.	5.875%	9/15/42	BBB+	6,944,000
30,400	Prudential Financial Inc., (6)	5.625%	6/15/43	BBB+	32,452,000
14,250	Prudential PLC, Reg S	6.500%	N/A (5)	A-	14,673,225
29,870	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	33,529,075
20,500	Sompo Japan Insurance, 144A	5.325%	3/28/73	A-	22,347,050
5,000	Sumitomo Life Insurance Company, 144A	6.500%	9/20/73	A3	5,920,000
1,400	Swiss Re Capital I, Reg S	6.854%	N/A (5)	A	1,463,000
13,400	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	14,003,000
8,080	White Mountains Insurance Group, 144A	7.506%	N/A (5)	BB+	8,463,800
6,000	XLIT Limited	3.687%	N/A (5)	BBB-	4,951,875
21,257	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	22,532,420
	Total Insurance				419,434,486
	Machinery – 0.3%
3,450	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	3,743,250
	Multi-Utilities – 0.5%
6,400	Dominion Resources Inc., (6)	7.500%	6/30/66	BBB	6,487,040
	Real Estate Investment Trust – 0.2%
2,772	Sovereign Capital Trusts	7.908%	6/13/36	Ba1	2,899,293
	Road & Rail – 1.1%
11,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,981,750
	U.S. Agency – 0.2%
1,700	Farm Credit Bank of Texas	10.000%	N/A (5)	Baa1	2,114,906
	Wireless Telecommunication Services – 3.8%
36,228	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB-	45,194,430
	Total $1,000 Par (or similar) Institutional Preferred (cost $887,392,654)				985,494,681

Shares	Description (1), (7)				Value
	INVESTMENT COMPANIES – 1.3% (0.9% of Total Investments)
599,835	Blackrock Credit Allocation Income Trust IV				$ 8,121,766
395,914	John Hancock Preferred Income Fund III				7,288,777
	Total Investment Companies (cost $21,285,098)				15,410,543
	Total Long-Term Investments (cost $1,524,649,073)				1,650,719,922

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 0.8% (0.5% of Total Investments)
	REPURCHASE AGREEMENTS – 0.8% (0.5% of Total Investments)
$ 9,109	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $9,109,366, collateralized by $9,035,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $9,294,756	0.000%	5/01/15		$ 9,109,366
	Total Short-Term Investments (cost $9,109,366)				9,109,366
	Total Investments (cost $1,533,758,439) – 138.3%				1,659,829,288
	Borrowings – (38.8)% (8), (9)				(465,800,000)
	Other Assets Less Liabilities – 0.5% (10)				6,203,107
	Net Assets Applicable to Common Shares – 100%				$ 1,200,232,395

Investments in Derivatives as of April 30, 2015

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation)
JPMorgan	$134,344,000	Receive	1-Month USD-LIBOR-BBA	1.462%	Monthly	12/01/15	12/01/20	$(1,344,473)
JPMorgan	134,344,000	Receive	1-Month USD-LIBOR-BBA	1.842	Monthly	12/01/15	12/01/22	(2,215,842)
	$268,688,000							$(3,560,315)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$5,240,625	$–	$–	$5,240,625
$25 Par (or similar) Retail Preferred	502,798,236	58,258,856	–	561,057,092
Corporate Bonds	–	83,516,981	–	83,516,981
$1,000 Par (or similar) Institutional Preferred	–	985,494,681	–	985,494,681
Investment Companies	15,410,543	–	–	15,410,543
Short-Term Investments:
Repurchase Agreements	–	9,109,366	–	9,109,366
Investments in Derivatives:
Interest Rate Swaps*	–	(3,560,315)	–	(3,560,315)
Total	$523,449,404	$1,132,819,569	$–	$1,656,268,973
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments (excluding investments in derivatives) was $1,548,585,610.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2015, were as follows:

Gross unrealized:
Appreciation				$ 136,662,341
Depreciation				(25,418,663)

Net unrealized appreciation (depreciation) of investments				$ 111,243,678

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Investment, or a portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $51,799,000.

(7)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(8)	Borrowings as a percentage of Total Investments is 28.1%.

(9)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings. As of the end of the reporting period, investments with a value of $952,953,393 have been pledged as collateral for borrowings.

(10)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

N/A	Not Applicable

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate – British Bankers’ Association

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2015